CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2019
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

 34. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Balance sheets

	December 31,	December 31,
	2018	2019
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	10,288	3,341
Short-term investment	553,568	-
Prepaid expenses	23,100	1,047
Amounts due from related parties	9,318,188	9,140,957
Other receivables	18,015	6,984

Total assets	9,923,159	9,152,329

LIABILITIES AND EQUITY
Current liabilities
Other payables and accruals	10,584	93,821
Investment deficit in subsidiaries	6,195,553	8,194,449
Amounts due to related parties	90,251	12,937
Convertible notes, current	1,188,192	324,644
Other current liabilities	64,446	22,998

Non-current liabilities
Convertible notes, non-current	—	34,312

Total liabilities	7,549,026	8,683,161

	December 31,	December 31,
	2018	2019
	RMB	RMB
Shareholders’ equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018; 846,771,473 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2019)	575	581
Additional paid-in capital	12,967,986	13,069,560
Accumulated other comprehensive income	86,061	68,192
Accumulated deficit	(10,680,489)	(12,669,165)
Total shareholders’ equity	2,374,133	469,168
Total liabilities and shareholders’ equity	9,923,159	9,152,329

Statements of comprehensive loss

	2017	2018	2019
	RMB	RMB	RMB
Total revenues	—	4,497	—
Cost of revenues	—	(147)	—
Gross profit	—	4,350	—

Operation expense
Sales and marketing	—	(34,591)	(24,622)
Research and development	—	(17,376)	(258)
General and administrative	(171,172)	(1,019,055)	(136,459)
Total operating expenses	(171,172)	(1,071,022)	(161,339)

Loss from operations	(171,172)	(1,066,672)	(161,339)

Share of loss of subsidiaries and VIEs	(1,703,491)	(1,641,754)	(1,818,665)
Interest income/(expense), net	17,849	(25,262)	(47,677)
Other (expense)/income, net	(14)	4,213	39,131
Foreign exchange gain	3,849	2,951	(126)
Fair value change of derivative liabilities	(869,617)	1,204,010	—
Net loss	(2,722,596)	(1,522,514)	(1,988,676)

Accretion on redeemable preferred shares to redemption value	(555,824)	(318,951)	—
Deemed dividend to Preferred Shareholders	(587,564)	(544,773)	—
Deemed dividend on Preferred Shareholders	92,779	—	—
Net loss attributable to ordinary shareholders	(3,773,205)	(2,386,238)	(1,988,676)

Net loss	(2,722,596)	(1,522,514)	(1,988,676)
Other comprehensive income /(loss)
Foreign currency translation	46,065	11,406	(17,869)
Total comprehensive loss	(2,676,531)	(1,511,108)	(2,006,545)

Statements of cash flows

	2017	2018	2019
	RMB	RMB	RMB
Net cash generated from/ (used in) operating activities	6,080	(55,088)	18,977
Net cash generated from/(used in) investing activities	102,577	(3,999,403)	755,553
Net cash (used in)/generated from financing activities	(29,042)	3,982,230	(781,527)
Effect of exchange rate changes on cash and cash equivalents	(2,592)	4,730	50
Net increase /(decrease) in cash and cash equivalents	77,023	(67,531)	(6,947)
Cash and cash equivalents at beginning of the year	796	77,819	10,288
Cash and cash equivalents at end of the year	77,819	10,288	3,341